(LOSS)/ EARNINGS PER SHARE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible Senior Notes Due 15 October 2018 [Member]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share [Line Items]
Convertible debts, interest rate	4.00%	4.00%
Share Options and Restricted Shares [Member]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share [Line Items]
Anti-dilutive securities excluded from calculation of dilutive net (loss)/earnings per share	27,694,086	31,829,884
Convertible Senior Notes [Member]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share [Line Items]
Anti-dilutive securities excluded from calculation of dilutive net (loss)/earnings per share	33,678,210	6,735,642